Federated Total Return Bond Fund
A Portfolio of Federated Total Return Series, Inc.
CLASS A SHARES (TICKER TLRAX)
CLASS B SHARES (TICKER TLRBX)
CLASS C SHARES (TICKER TLRCX)
CLASS R SHARES (TICKER FTRKX)
INSTITUTIONAL SHARES (TICKER FTRBX)
SERVICE SHARES (TICKER FTRFX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Joseph M. Balestrino and replace it with the following:
“Donald T. Ellenberger, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
March 22, 2013
Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451557 (3/13)
Federated Total Return Bond Fund
A Portfolio of Federated Total Return Series, Inc.
CLASS A SHARES (TICKER TLRAX)
CLASS B SHARES (TICKER TLRBX)
CLASS C SHARES (TICKER TLRCX)
CLASS R SHARES (TICKER FTRKX)
INSTITUTIONAL SHARES (TICKER FTRBX)
SERVICE SHARES (TICKER FTRFX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2013
1. Under the heading entitled “Fund Management,” please delete the information regarding Joseph M. Balestrino and replace it with the following:
“Donald T. Ellenberger, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Joseph M. Balestrino and replace it with the following:
“Donald T. Ellenberger
Donald T. Ellenberger has been the Fund's Portfolio Manager since March 2013 and is responsible for the day-to-day management, focusing on asset allocation, interest rate strategy and security selection. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.”
March 22, 2013
Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451556 (3/13)
Federated Total Return Bond Fund
A Portfolio of Federated Total Return Series, Inc.
CLASS A SHARES (TICKER TLRAX)
CLASS B SHARES (TICKER TLRBX)
CLASS C SHARES (TICKER TLRCX)
CLASS R SHARES (TICKER FTRKX)
INSTITUTIONAL SHARES (TICKER FTRBX)
SERVICE SHARES (TICKER FTRFX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2013
Under the heading entitled “ Portfolio Manager Information,” please delete the information related to Joseph M. Balestrino and replace it with the following:
“Portfolio Manager Information
The following information about the Fund's Portfolio Manager is provided as of February 28, 2013.
Donald T. Ellenberger, Portfolio Manager
Types of Accounts Managed by Don Ellenberger	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	7/$2.9 billion
Other Pooled Investment Vehicles	2/$2.5 billion
Other Accounts	10/$1.6 billion
  *
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $1-$10,000.
Don Ellenberger is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., Barclays Universal Index) and vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Ellenberger is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. For purposes of calculating the annual incentive amount, each fund or account is categorized into one of two IPP groups. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP groups. The weighting assigned to the Fund is greater than the weighting assigned to other accounts or funds used to determine IPP. In addition, Mr. Ellenberger serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income funds. A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.”
March 22, 2013
Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451558 (3/13)